Trade and other receivables (Tables)	6 Months Ended
Jun. 30, 2023
Trade and receivables [Abstract]
Summary of trade and other receivables
Amounts falling due within one year:

	30 June 2023	31 December 2022
	£m	£m
Trade receivables (net of loss allowance)	6,167.8	7,403.9
Work in progress	292.7	352.4
VAT and sales taxes recoverable	425.5	448.1
Prepayments	305.7	236.6
Accrued income	3,193.4	3,468.3
Fair value of derivatives	2.4	5.1
Other debtors	670.6	585.3
	11,058.1	12,499.7
Amounts falling due after more than one year:

	30 June 2023	31 December 2022
	£m	£m
Prepayments	2.2	3.9
Fair value of derivatives	15.3	0.6
Other debtors	139.3	214.1
	156.8	218.6